ACQUISITIONS & DIVESTMENT - Divestment - General Information (Details) - Sleeping Giant Field in Montana and Russian Creek Area in North Dakota - Disposal Group, Disposed of by Sale, Not Discontinued Operations
$ in Millions
Nov. 02, 2021 USD ($)
Divestment
Total cash consideration subject to customary purchase price adjustments	$ 115.0
Divestment, consideration	$ 107.8